Note 11 - Earnings (Loss) Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (3,282,972)	$ 33,542,671	$ 31,153,821
Dividends to Series B preferred shares	0	0	(1,085,902)
Preferred deemed dividend	0	0	(665,287)
Net loss attributable to the non-controlling interest	(374,068)	(0)	(0)
Net income / (loss) attributable to controlling shareholders	$ (2,908,904)	$ 33,542,671	$ 29,402,632
Weighted average number of shares outstanding during the year, basic (in shares)	2,763,121	2,876,320	2,528,507
Earnings / (loss) per share attributable to controlling shareholders – basic (in dollars per share)	$ (1.05)	$ 11.66	$ 11.63
Dilutive effect of non-vested shares (in shares)	0	13,671	20,443
Weighted average common shares – outstanding, diluted (in shares)	2,763,121	2,889,991	2,548,950
Earnings / (loss) per share attributable to controlling shareholders – diluted (in dollars per share)	$ (1.05)	$ 11.61	$ 11.54